Segment, Product and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 840,542	$ 770,739	$ 737,255
Segment operating income (loss)	72,725	74,343	67,060
Non operating income loss, net	12,769	1,057	(1,174)
Consolidated earnings before income taxes	85,494	75,400	65,886
Significant noncash item:
Share based compensation	1,929	1,840	1,936
Depreciation and amortization	14,592	14,309	13,299
Driver Ic [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	672,068	644,500	634,111
Segment operating income (loss)	92,290	89,162	83,883
Significant noncash item:
Share based compensation	1,341	1,359	1,612
Depreciation and amortization	3,449	7,564	8,881
Non-driver products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	168,474	126,239	103,144
Segment operating income (loss)	(19,565)	(14,819)	(16,823)
Significant noncash item:
Share based compensation	588	481	324
Depreciation and amortization	$ 11,143	$ 6,745	$ 4,418